Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Cash Flows - JAYUD GLOBAL LOGISTICS LIMITED [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (72,576,740)	$ (10,247,045)	¥ 3,888,723	¥ 10,305,308
Equity in (gain) loss of subsidiaries	69,491,719	9,811,474	(3,888,723)	(10,305,308)
Net cash used in operating activities	(3,085,021)	(435,571)
Investment in subsidiaries	(37,191,258)	(5,251,000)
Net cash provided by investing activities	(37,191,258)	(5,251,000)
Net cash from financing activities:
Proceeds from shares issued	73,133,125	10,325,600
Increase in due from subsidiaries	(26,344,560)	(3,719,565)
Payments for deferred offering costs	(7,355,544)	(1,038,523)
Proceeds from loans provided by shareholders	839,730	118,561
Net cash provided by financing activities	40,272,752	5,686,074
Net decrease in cash	(3,527)	(498)
Effect of exchange rate changes	576,236	81,358
Total cash and cash equivalents and restricted cash at beginning of the year
Total cash and cash equivalents and restricted cash at end of the year	¥ 572,709	$ 80,860